Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Marketables Securities [Abstract]
Balance at January 1, 2014	$ 39,632	[1]
Purchases of marketable securities	9,990		5,703
Discount of marketable securities	(422)		(331)
Proceeds from maturity of marketable securities	(10,000)		(2,418)
Balance at June 30, 2014	$ 39,200	[1]

[1]	Including accrued interest in the amount of $391 thousand and $375 thousand as of December 31, 2013 and June 30, 2014 respectively.